Income Taxes - Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Gross [Abstract]
Net operating loss carryforwards	$ 5,383	$ 4,651
Capitalized research and development costs	4,315	0
Accrued expenses	484	57
Share-based compensation	273	4
Lease liabilities	183	0
Organizational costs	4	5
Gross deferred tax assets	11,762	5,200
Valuation allowance	(11,566)	(5,194)	$ (1,307)
Total deferred tax assets	196	6
Tax credit carryforwards	1,120	483
Deferred Tax Liabilities, Gross [Abstract]
Right-of-use lease assets	(189)
Prepaid expenses	(7)	(6)
Net deferred tax assets	$ 0	$ 0